Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Dear Shareholder:

This Victory Portfolios Prospectus for the International Fund is being revised to reflect a change in the cost of investing in the Class Y shares of the International Fund as described in the expense example table appearing under the heading “Fund Fees and Expenses.”

The Victory Portfolios

International Fund

Supplement dated June 19, 2013

to the Prospectus dated March 1, 2013

Risk/Return [Heading]	rr_RiskReturnHeading	Victory International Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	1. The following information replaces the appropriate section in the expense example table appearing under the heading "Fund Fees and Expenses" on page 2 of the Prospectus.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please insert this supplement in the front of your Prospectus. If you wish to obtain more information, please call the Victory Funds at 800-539-3863.
Class Y
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,163